As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Scharf Fund
Institutional Class | LOGIX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Scharf Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/scharf-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
Other Material Fund Changes:
Based on a recommendation of Scharf Investments, LLC (the “Adviser”), on November 25, 2024, the Board of Trustees of Advisors Series Trust (the “Board”) approved converting the Retail Class shares into Institutional Class shares and then closing the Retail Class shares of the Scharf Fund (the “Fund”). After the close of business on December 31, 2024, the Fund converted Retail Class shares into Institutional Class shares.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.87%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$420,381,142
Number of Holdings	30
Net Advisory Fee	$1,501,752
Portfolio Turnover	11%
Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
McKesson Corp.	7.1%
Fiserv, Inc.	6.7%
Berkshire Hathaway, Inc.	6.4%
United States Treasury Bill	6.3%
Brookfield Corp.	5.0%
Visa, Inc.	4.5%
Markel Group, Inc.	4.4%
Microsoft Corp.	4.4%
Air Products and Chemicals, Inc.	4.3%
Occidental Petroleum Corp.	4.3%

Top Sectors	(%)
Financials	32.8%
Health Care	16.8%
Industrials	10.9%
Information Technology	10.4%
Energy	6.2%
Materials	4.3%
Communication Services	4.2%
Consumer Staples	4.2%
Consumer Discretionary	2.7%
Cash & Other	7.5%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/scharf-fund/.
Scharf Fund	PAGE 1	TSR-SAR-00768D384

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Fund	PAGE 2	TSR-SAR-00768D384

Scharf Multi-Asset Opportunity Fund
Retail Class | LOGBX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$60	1.20%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$48,973,231
Number of Holdings	67
Net Advisory Fee	$111,496
Portfolio Turnover	8%
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	7.1%
McKesson Corp.	4.9%
Fiserv, Inc.	4.8%
Berkshire Hathaway, Inc.	4.5%
SPDR Gold Shares	3.6%
Brookfield Corp.	3.6%
Visa, Inc.	3.3%
Tennessee Valley Authority	3.2%
Markel Group, Inc.	3.1%
United States Treasury Note/Bond	3.1%

Top Sectors	(%)
Financials	24.1%
Health Care	12.9%
Government	9.7%
Information Technology	7.8%
Industrials	7.6%
Energy	4.4%
Utilities	3.9%
Communication Services	3.0%
Materials	3.0%
Cash & Other	23.6%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Multi-Asset Opportunity Fund	PAGE 1	TSR-SAR-00770X451

Scharf Multi-Asset Opportunity Fund
Institutional Class | LOGOX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.94%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$48,973,231
Number of Holdings	67
Net Advisory Fee	$111,496
Portfolio Turnover	8%
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	7.1%
McKesson Corp.	4.9%
Fiserv, Inc.	4.8%
Berkshire Hathaway, Inc.	4.5%
SPDR Gold Shares	3.6%
Brookfield Corp.	3.6%
Visa, Inc.	3.3%
Tennessee Valley Authority	3.2%
Markel Group, Inc.	3.1%
United States Treasury Note/Bond	3.1%

Top Sectors	(%)
Financials	24.1%
Health Care	12.9%
Government	9.7%
Information Technology	7.8%
Industrials	7.6%
Energy	4.4%
Utilities	3.9%
Communication Services	3.0%
Materials	3.0%
Cash & Other	23.6%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Multi-Asset Opportunity Fund	PAGE 1	TSR-SAR-00770X808

Scharf Global Opportunity Fund
Institutional Class | WRLDX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Scharf Global Opportunity Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/global-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$29	0.57%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$28,096,447
Number of Holdings	31
Net Advisory Fee	$0
Portfolio Turnover	11%
Visit https://scharffunds.com/mutual-funds/global-opportunity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
Brookfield Corp.	5.6%
Fiserv, Inc.	5.5%
Berkshire Hathaway, Inc.	4.7%
Samsung Electronics Co. Ltd.	4.6%
Markel Group, Inc.	4.3%
Occidental Petroleum Corp.	4.1%
Visa, Inc.	4.1%
McKesson Corp.	4.0%
First American Treasury Obligations Fund	4.0%
Heineken Holding NV	3.8%

Top Sectors	(%)
Financials	31.2%
Health Care	16.4%
Industrials	11.9%
Information Technology	9.7%
Consumer Discretionary	7.7%
Energy	6.2%
Communication Services	5.4%
Consumer Staples	3.8%
Materials	3.4%
Cash & Other	4.3%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/global-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Global Opportunity Fund	PAGE 1	TSR-SAR-00770X584

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Scharf Fund
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity Fund
Core Financial Statements
March 31, 2025

Scharf Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.7%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	22,721	$10,149,698
Automobile Components - 0.8%
Gentex Corp.	139,313	3,245,993
Beverages - 2.2%
Heineken N.V.	115,904	9,447,177
Capital Markets - 8.2%
Brookfield Corp.	401,932	21,065,256
CME Group, Inc.	50,325	13,350,719
		34,415,975
Chemicals - 4.3%
Air Products and Chemicals, Inc.	61,046	18,003,686
Energy Equipment & Services - 1.9%
Schlumberger, Ltd.	193,545	8,090,181
Entertainment - 1.5%
Walt Disney Co.	66,327	6,546,475
Financial Services - 17.6%
Berkshire Hathaway, Inc. - Class B(a)	50,552	26,922,984
Fiserv, Inc.(a)	127,650	28,188,949
Visa, Inc. - Class A	54,299	19,029,628
		74,141,561
Food & Staples Retailing - 2.0%
Walgreens Boots Alliance, Inc.	744,000	8,310,480
Ground Transportation - 6.5%
U-Haul Holding Co.	196,251	11,614,134
Union Pacific Corp.	67,207	15,876,982
		27,491,116
Health Care Equipment & Supplies - 1.7%
Smith & Nephew PLC	505,345	7,082,689
Health Care Providers & Services - 11.1%
Centene Corp.(a)	279,458	16,965,895
McKesson Corp.	44,137	29,703,760
		46,669,655
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	1,753	8,075,913
Insurance - 7.0%
Aon PLC - Class A	26,655	10,637,744
Markel Group, Inc.(a)	9,971	18,641,881
		29,279,625
Machinery - 2.0%
Donaldson Co., Inc.	125,397	8,409,123
Media - 2.7%
Comcast Corp. - Class A	309,713	11,428,410

	Shares	Value
Oil, Gas & Consumable Fuels - 4.3%
Occidental Petroleum Corp.	363,223	$17,928,687
Personal Care Products - 0.0%(b)
Kenvue, Inc.	1	24
Pharmaceuticals - 4.0%
Novartis AG - ADR	149,237	16,636,941
Software - 7.6%
Microsoft Corp.	49,327	18,516,863
Oracle Corp.	96,084	13,433,504
		31,950,367
TOTAL COMMON STOCKS (Cost $246,837,376)		377,303,776
PREFERRED STOCKS - 2.8%
Technology Hardware, Storage & Peripherals - 2.8%
Samsung Electronics Co. Ltd., 3.08%	363,260	11,644,056
TOTAL PREFERRED STOCKS (Cost $10,398,106)		11,644,056
SHORT-TERM INVESTMENTS - 9.0%
Money Market Funds - 2.7%
First American Treasury Obligations Fund - Class Z, 4.22%(c)	11,421,636	11,421,636

	Par
U.S. Treasury Bills - 6.3%
4.21%, 08/07/2025(d)	$26,800,000	26,404,551
TOTAL SHORT-TERM INVESTMENTS (Cost $37,827,209)		37,826,187
TOTAL INVESTMENTS - 101.5% (Cost $295,062,691)		426,774,019
Liabilities in Excess of Other Assets - (1.5)%		(6,392,877)
TOTAL NET ASSETS - 100.0%		$420,381,142

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	The rate shown is the annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Scharf Multi-Asset Opportunity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.1%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	1,779	$794,697
Automobile Components - 0.6%
Gentex Corp.	11,334	264,082
Beverages - 1.6%
Heineken N.V.	9,501	774,414
Capital Markets - 5.9%
Brookfield Corp.	33,367	1,748,764
CME Group, Inc.	4,275	1,134,115
		2,882,879
Chemicals - 3.0%
Air Products and Chemicals, Inc.	4,964	1,463,983
Electric Utilities - 0.7%
Portland General Electric Co.	7,969	355,417
Energy Equipment & Services - 1.3%
Schlumberger, Ltd.	15,540	649,572
Entertainment - 1.1%
Walt Disney Co.	5,468	539,692
Financial Services - 12.5%
Berkshire Hathaway, Inc. - Class B(a)	4,106	2,186,773
Fiserv, Inc.(a)	10,592	2,339,031
Visa, Inc. - Class A	4,549	1,594,243
		6,120,047
Ground Transportation - 4.6%
U-Haul Holding Co.	16,642	984,873
Union Pacific Corp.	5,354	1,264,829
		2,249,702
Health Care Equipment & Supplies - 1.3%
Smith & Nephew PLC	46,400	650,322
Health Care Providers & Services - 8.9%
Centene Corp.(a)	22,639	1,374,414
CVS Health Corp.	8,207	556,024
McKesson Corp.	3,596	2,420,072
		4,350,510
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	150	691,036
Insurance - 5.0%
Aon PLC - Class A	2,338	933,073
Markel Group, Inc.(a)	820	1,533,080
		2,466,153
Machinery - 1.4%
Donaldson Co., Inc.	10,248	687,231

	Shares	Value
Media - 1.9%
Comcast Corp. - Class A	25,562	$943,238
Oil, Gas & Consumable Fuels - 3.1%
Occidental Petroleum Corp.	30,285	1,494,868
Personal Care Products - 0.0%(b)
Kenvue, Inc.	1	24
Pharmaceuticals - 2.7%
Novartis AG - ADR	11,926	1,329,510
Software - 5.5%
Microsoft Corp.	3,949	1,482,415
Oracle Corp.	8,570	1,198,172
		2,680,587
TOTAL COMMON STOCKS (Cost $20,133,375)		31,387,964
EXCHANGE TRADED FUNDS - 5.9%
iShares Silver Trust(a)	35,295	1,093,792
SPDR Gold Shares(a)	6,143	1,770,044
TOTAL EXCHANGE TRADED FUNDS (Cost $1,344,878)		2,863,836

	Par
CORPORATE BONDS - 5.6%
Beverages - 0.3%
Coca-Cola Consolidated, Inc., 3.80%, 11/25/2025	$150,000	149,333
Beverages-Non-alcoholic - 0.3%
Coca-Cola Refreshments USA LLC, 6.75%, 09/15/2028	125,000	135,548
Broadline Retail - 0.3%
Amazon.com, Inc., 5.20%, 12/03/2025	150,000	150,676
Capital Markets - 0.7%
Charles Schwab Corp., 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	350,000	349,462
Cosmetics & Toiletries - 0.3%
Conopco, Inc., 7.25%, 12/15/2026	150,000	157,065
Diversified Banking Instruments - 1.8%
Goldman Sachs Group, Inc., 5.35% (3 mo. Term SOFR + 1.03%), Perpetual	1,001,000	865,508
Finance-Investment Banking-Brokerages - 0.2%
JPMorgan Chase Financial Co. LLC, 5.00%, 09/16/2027	100,000	99,329

The accompanying notes are an integral part of these financial statements.

2

Scharf Multi-Asset Opportunity Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
IT Services - 0.3%
International Business Machines Corp., 7.00%, 10/30/2025	$150,000	$152,180
Retail-Petroleum Prod - 1.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	557,000	554,831
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 0.70%, 02/08/2026	145,000	140,692
TOTAL CORPORATE BONDS (Cost $2,639,665)		2,754,624
MUNICIPAL BONDS - 5.5%
California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities, 7.88%, 02/01/2026	35,000	35,102
California Infrastructure & Economic Development Bank, 3.25%, 07/01/2026 (Obligor: Scripps Research Inst)	130,000	128,397
City of Pasadena CA, Series B, 4.63%, 05/01/2038	100,000	100,004
City of San Jose CA, 2.60%, 09/01/2027	175,000	169,001
City of Seattle WA Drainage & Wastewater Revenue, 5.55%, 11/01/2039	150,000	152,766
Lake of Elsinore California Improvement Bond Act 1915, 1.15%, 09/02/2025	150,000	147,897
Los Angeles Unified School District/CA, 5.72%, 05/01/2027	230,000	235,830
San Francisco City & County Airport Comm-San Francisco International Airport, 2.29%, 05/01/2028	180,000	170,071
San Jose Redevelopment Agency Successor Agency, 3.18%, 08/01/2026	250,000	246,594
State of California
3.38%, 04/01/2025	100,000	100,000
2.65%, 04/01/2026	200,000	197,120
2.38%, 10/01/2026	145,000	141,387
6.00%, 03/01/2030	200,000	214,986
7.50%, 04/01/2034	150,000	173,686
5.13%, 03/01/2038	150,000	150,390
State of California, Build America Bonds, 4.99%, 04/01/2039	15,000	14,419
State of Georgia, School Construction Bonds, 4.35%, 02/01/2029	15,000	15,001
State of Oregon, 5.05%, 08/01/2043	300,000	292,557
TOTAL MUNICIPAL BONDS (Cost $2,689,053)		2,685,208

	Shares	Value
PREFERRED STOCKS - 4.9%
Independent Power and Renewable Electricity Producers - 3.2%
Tennessee Valley Authority
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	33,100	$779,836
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	32,700	777,279
		1,557,115
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd., 3.08%	26,643	854,023
TOTAL PREFERRED STOCKS (Cost $2,035,596)		2,411,138

	Par
U.S. TREASURY SECURITIES - 4.2%
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	$537,389	535,758
United States Treasury Note/Bond
5.00%, 10/31/2025	960,000	964,427
4.63%, 06/30/2026	540,000	543,987
TOTAL U.S. TREASURY SECURITIES (Cost $2,025,072)		2,044,172

	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)
Office REITs - 0.0%(b)
Orion Office REIT, Inc.	1	2
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18)		2
SHORT-TERM INVESTMENTS - 8.6%
Money Market Funds - 1.5%
First American Treasury Obligations Fund - Class Z, 4.22%(c)	724,401	724,401

	Par
U.S. Treasury Bills - 7.1%
4.22%, 08/07/2025(d)	$3,550,000	3,497,618
TOTAL SHORT-TERM INVESTMENTS (Cost $4,222,128)		4,222,019
TOTAL INVESTMENTS - 98.8% (Cost $35,089,785)		48,368,963
Other Assets in Excess of Liabilities - 1.2%		604,268
TOTAL NET ASSETS - 100.0%		$48,973,231

The accompanying notes are an integral part of these financial statements.

3

Scharf Multi-Asset Opportunity Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	The rate shown is the annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Scharf Global Opportunity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.1%
Aerospace & Defense - 2.4%
Airbus SE - ADR	15,200	$670,168
Beverages - 3.8%
Heineken Holding NV	14,795	1,070,258
Building Products - 2.7%
Assa Abloy AB - Class B	25,603	763,877
Capital Markets - 10.0%
Brookfield Corp.	30,275	1,586,713
Charles Schwab Corp.	4,150	324,862
CME Group, Inc.	3,420	907,292
		2,818,867
Chemicals - 3.4%
Air Products and Chemicals, Inc.	3,227	951,707
Energy Equipment & Services - 2.1%
Schlumberger, Ltd.	13,810	577,258
Entertainment - 1.6%
Walt Disney Co.	4,639	457,869
Financial Services - 14.3%
Berkshire Hathaway, Inc. - Class B(a)	2,495	1,328,787
Fiserv, Inc.(a)	6,992	1,544,043
Visa, Inc. - Class A	3,256	1,141,098
		4,013,928
Ground Transportation - 4.8%
U-Haul Holding Co.	10,837	641,334
Union Pacific Corp.	2,954	697,853
		1,339,187
Health Care Equipment & Supplies - 3.2%
Smith & Nephew PLC	65,200	913,814
Health Care Providers & Services - 9.9%
Centene Corp.(a)	15,593	946,651
CVS Health Corp.	10,637	720,657
McKesson Corp.	1,678	1,129,277
		2,796,585
Hotels, Restaurants & Leisure - 5.1%
Booking Holdings, Inc.	111	511,367
Compass Group PLC	28,111	927,060
		1,438,427
Household Durables - 2.6%
Sony Corp. - ADR	28,310	718,791
Insurance - 6.9%
Aon PLC - Class A	1,840	734,325
Markel Group, Inc.(a)	639	1,194,681
		1,929,006

	Shares	Value
Machinery - 2.0%
Donaldson Co., Inc.	8,245	$552,910
Media - 3.8%
Comcast Corp. - Class A	28,965	1,068,809
Oil, Gas & Consumable Fuels - 4.1%
Occidental Petroleum Corp.	23,475	1,158,726
Pharmaceuticals - 3.3%
Novartis AG - ADR	8,330	928,628
Software - 5.1%
Microsoft Corp.	1,215	456,099
Oracle Corp.	6,944	970,840
		1,426,939
TOTAL COMMON STOCKS (Cost $17,848,350)		25,595,754
PREFERRED STOCKS - 4.6%
Technology Hardware, Storage & Peripherals - 4.6%
Samsung Electronics Co. Ltd., 3.08%	40,220	1,289,225
TOTAL PREFERRED STOCKS (Cost $1,070,155)		1,289,225
SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
First American Treasury Obligations Fund - Class Z, 4.22%(b)	1,126,947	1,126,947
TOTAL SHORT-TERM INVESTMENTS (Cost $1,126,947)		1,126,947
TOTAL INVESTMENTS - 99.7% (Cost $20,045,452)		28,011,926
Other Assets in Excess of Liabilities - 0.3%		84,521
TOTAL NET ASSETS - 100.0%		$28,096,447

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

Scharf Global Opportunity Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Net Assets)

United States	$19,143,392	68.2%
United Kingdom	1,840,874	6.5
Canada	1,586,713	5.6
South Korea	1,289,225	4.6
Netherlands	1,070,258	3.8
Switzerland	928,628	3.3
Sweden	763,877	2.7
Japan	718,791	2.6
France	670,168	2.4
Other Assets in Excess of Liabilities	84,521	0.3
	$28,096,447	100.0%

The accompanying notes are an integral part of these financial statements.

6

Scharf Funds
STATEMENTS OF ASSETS AND LIABILITIES
at March 31, 2025 (Unaudited)

	Scharf Fund	Scharf Multi-Asset Opportunity Fund
ASSETS
Investments in securities, at value (identified cost $295,062,691 and $35,089,785, respectively)	$426,774,019	$48,368,963
Cash	—	400,289
Receivables:
Investments sold	1,046,443	82,850
Fund shares issued	42,586	450
Dividends and interest	861,189	163,786
Dividend tax reclaim	473,991	19,477
Prepaid expenses	64,528	26,635
Total assets	429,262,756	49,062,450
LIABILITIES
Payables:
Investments purchased	8,330,196	—
Fund shares redeemed	187,043	9,024
Advisory fees	244,825	18,396
Administration and fund accounting fees	35,296	12,257
Audit fees	10,618	10,617
12b-1 distribution fees	—	15,759
Chief Compliance Officer fee	1,858	1,857
Custody fees	12,826	4,495
Shareholder servicing fees	52,544	14,268
Transfer agent fees and expenses	6,408	2,546
Total liabilities	8,881,614	89,219
NET ASSETS	$420,381,142	$48,973,231
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$420,381,142	$39,031,176
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	7,873,300	1,072,922
Net asset value, offering and redemption price per share	$53.39	$36.38
Retail Shares
Net assets applicable to shares outstanding	$—	$9,942,055
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	—	273,870
Net asset value, offering and redemption price per share	$—	$36.30
COMPOSITION OF NET ASSETS
Paid-in capital	$280,368,197	$34,864,999
Total distributable earnings	140,012,945	14,108,232
Net assets	$420,381,142	$48,973,231

The accompanying notes are an integral part of these financial statements.

7

Scharf Funds
STATEMENTS OF ASSETS AND LIABILITIES
at March 31, 2025 (Unaudited)(Continued)

Scharf Global Opportunity Fund
ASSETS
Investments in securities, at value (identified cost $20,045,452)	$28,011,926
Receivables:
Investments sold	84,530
Fund shares issued	1,535
Dividends and interest	66,011
Dividend tax reclaim	15,276
Due from Adviser (Note 4)	1,179
Prepaid expenses	15,151
Total assets	28,195,608
LIABILITIES
Payables:
Investments purchased	70,674
Audit fees	10,119
Shareholder servicing fees	3,194
Administration and fund accounting fees	7,119
Chief Compliance Officer fee	1,858
Custody fees	4,268
Transfer agent fees and expenses	1,929
Total liabilities	99,161
NET ASSETS	$28,096,447
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$28,096,447
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	765,690
Net asset value, offering and redemption price per share	$36.69
COMPOSITION OF NET ASSETS
Paid-in capital	$19,606,438
Total distributable earnings	8,490,009
Net assets	$28,096,447

The accompanying notes are an integral part of these financial statements.

8

Scharf Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

	Scharf Fund	Scharf Multi-Asset Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $126,471 and $10,859, respectively)	$3,534,571	$320,442
Interest	273,193	250,863
Total income	3,807,764	571,305
Expenses
Advisory fees (Note 4)	1,693,836	162,109
Shareholder servicing fees - Institutional Class (Note 6)	171,768	17,608
Shareholder servicing fees - Retail Class (Note 6)	2,399	5,375
Administration and fund accounting fees (Note 4)	91,751	32,576
Custody fees (Note 4)	27,395	6,871
Transfer agent fees and expenses (Note 4)	26,545	7,629
Registration fees	20,861	15,312
Audit fees	11,217	11,217
Trustee fees and expenses	10,724	10,724
Reports to shareholders	6,196	2,001
12b-1 distribution fees - Retail Class (Note 5)	5,997	13,437
Chief Compliance Officer fee (Note 4)	5,608	5,608
Miscellaneous expenses	5,600	3,672
Legal fees	3,963	3,195
Insurance expense	3,938	1,687
Total expenses	2,087,798	299,021
Less: advisory fee waiver (Note 4)	(192,084)	(50,613)
Net expenses	1,895,714	248,408
Net investment income	1,912,050	322,897
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	9,660,971	669,067
Foreign currency	(2,832)	2,748
Net change in unrealized appreciation/(depreciation) on:
Investments	(8,413,540)	(100,036)
Foreign currency	(1,692)	(124)
Net realized and unrealized gain on investments and foreign currency	1,242,907	571,655
Net Increase in Net Assets Resulting from Operations	$3,154,957	$894,552

The accompanying notes are an integral part of these financial statements.

9

Scharf Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)(Continued)

Scharf Global Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $12,918)	$230,658
Interest	15,126
Total income	245,784
Expenses
Advisory fees (Note 4)	98,618
Administration and fund accounting fees (Note 4)	20,904
Trustee fees and expenses	10,724
Audit fees	10,469
Registration fees	9,724
Shareholder servicing fees - Institutional Class (Note 6)	7,021
Custody fees (Note 4)	6,383
Chief Compliance Officer fee (Note 4)	5,608
Transfer agent fees and expenses (Note 4)	4,780
Legal fees	3,958
Miscellaneous expenses	3,521
Reports to shareholders	1,758
Insurance expense	1,562
Interest expense (Note 7)	24
Total expenses	185,054
Less: advisory fee waiver and expense reimbursement (Note 4)	(104,751)
Net expenses	80,303
Net investment income	165,481
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	289,453
Foreign currency	(637)
Net change in unrealized appreciation/(depreciation) on:
Investments	(144,467)
Foreign currency	(187)
Net realized and unrealized gain on investments and foreign currency	144,162
Net Increase in Net Assets Resulting from Operations	$309,643

The accompanying notes are an integral part of these financial statements.

10

Scharf Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,912,050	$3,112,391
Net realized gain/(loss) from:
Investments	9,660,971	24,716,308
Foreign currency	(2,832)	18,034
Net change in unrealized appreciation/(depreciation) on:
Investments	(8,413,540)	54,827,068
Foreign currency	(1,692)	1,364
Net increase in net assets resulting from operations	3,154,957	82,675,165
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class shares	(19,734,888)	(33,598,363)
Net dividends and distributions to shareholders - Retail Class shares	(421,413)	(538,833)
Total distributions to shareholders	(20,156,301)	(34,137,196)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	(10,891,860)	11,914,049
Total increase/(decrease) in net assets	(27,893,204)	60,452,018
NET ASSETS
Beginning of period	448,274,346	387,822,328
End of period	$ 420,381,142	$448,274,346

(a)	A summary of share transactions is as follows:
The accompanying notes are an integral part of these financial statements.

11

Scharf Fund
STATEMENTS OF CHANGES IN NET ASSETS(Continued)
Institutional Class

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	198,887	$10,719,128	1,194,954	$62,261,804
Proceeds from conversion of Retail Class shares	176,392	9,091,681	—	—
Shares issued on reinvestments of distributions	375,287	19,574,997	685,340	33,259,569
Shares redeemed*	(771,025)	(41,559,145)	(1,662,785)	(85,966,325)
Net increase/(decrease)	(20,459)	$(2,173,339)	217,509	$9,555,048
* Net of redemption fees of		$ —		$13+

Retail Class**

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,630	$365,960	68,690	$3,602,854
Shares issued on reinvestments of distributions	8,106	421,412	11,131	538,833
Payment for conversion of Retail Class Shares	(176,977)	(9,091,681)	—	—
Shares redeemed	(7,828)	(414,212)	(34,757)	(1,782,686)
Net increase/(decrease)	(170,069)	$(8,718,521)	45,064	$2,359,001

**	Retail Class Shares converted to Institutional Class Shares on December 31, 2024. See Note 1 in the Notes to Financial Statements.
+	For the period October 1, 2023 through January 27, 2024, a redemption fee of 2.00% was assessed against shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

12

Scharf Multi-Asset Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$322,897	$593,899
Net realized gain from:
Investments	669,067	2,702,970
Foreign currency	2,748	661
Net change in unrealized appreciation/(depreciation) on:
Investments	(100,036)	5,293,989
Foreign currency	(124)	240
Net increase in net assets resulting from operations	894,552	8,591,759
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class	(1,907,585)	(3,119,907)
Net dividends and distributions to shareholders - Retail Class	(513,939)	(843,003)
Total distributions to shareholders	(2,421,524)	(3,962,910)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(a)	(168,109)	(1,054,382)
Total increase/(decrease) in net assets	(1,695,081)	3,574,467
NET ASSETS
Beginning of period	50,668,312	47,093,845
End of period	$ 48,973,231	$50,668,312

(a)	A summary of share transactions is as follows:
The accompanying notes are an integral part of these financial statements.

13

Scharf Multi-Asset Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS(Continued)
Institutional Class

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	17,362	$629,801	44,637	$1,568,138
Shares issued on reinvestments of distributions	52,478	1,851,410	91,274	3,026,633
Shares redeemed	(48,465)	(1,762,611)	(154,215)	(5,398,267)
Net increase/(decrease)	21,375	$718,600	(18,304)	$(803,496)

Retail Class

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,186	$82,352	459	$15,592
Shares issued on reinvestments of distributions	14,588	513,939	25,453	843,003
Shares redeemed	(41,554)	(1,483,000)	(31,755)	(1,109,481)
Net decrease	(24,780)	$(886,709)	(5,843)	$(250,886)

The accompanying notes are an integral part of these financial statements.

14

Scharf Global Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$165,481	$296,301
Net realized gain/(loss) from:
Investments	289,453	727,598
Foreign currency	(637)	(1,063)
Net change in unrealized appreciation/(depreciation) on:
Investments	(144,467)	4,184,271
Foreign currency	(187)	241
Net increase in net assets resulting from operations	309,643	5,207,348
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(801,678)	(656,740)
Total distributions to shareholders	(801,678)	(656,740)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(a)	(30,692)	(1,997,329)
Total increase/(decrease) in net assets	(522,727)	2,553,279
NET ASSETS
Beginning of period	28,619,174	26,065,895
End of period	$28,096,447	$28,619,174

(a)	A summary of share transactions is as follows:

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	24,974	$901,121	55,762	$1,859,797
Shares issued on reinvestments of distributions	17,705	628,340	15,701	513,719
Shares redeemed	(42,765)	(1,560,153)	(130,262)	(4,370,845)
Net decrease	(86)	$(30,692)	(58,799)	$(1,997,329)

The accompanying notes are an integral part of these financial statements.

15

Scharf Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$55.60	$49.72	$44.40	$54.78	$46.02	$46.21
Income from investment operations:
Net investment income^	0.24	0.38	0.36	0.29	0.39	0.34
Net realized and unrealized gain/(loss) on investments and foreign currency	0.11	9.97	7.44	(5.26)	10.14	3.35
Total from investment operations	0.35	10.35	7.80	(4.97)	10.53	3.69
Less distributions:
From net investment income	(0.43)	(0.40)	(0.31)	(0.38)	(0.37)	(0.24)
From net realized gain on investments	(2.13)	(4.07)	(2.17)	(5.03)	(1.40)	(3.64)
Total distributions	(2.56)	(4.47)	(2.48)	(5.41)	(1.77)	(3.88)
Paid-in capital from redemption fees+	—	0.00^#	0.00^#	0.00^#	0.00^#	0.00^#
Net asset value, end of period	$53.39	$55.60	$49.72	$44.40	$54.78	$46.02
Total return	0.73%‡	22.13%	17.83%	−10.69%	23.43%	8.12%
Ratios/supplemental data:
Net assets, end of period (thousands)	$ 420,381	$ 438,863	$ 381,635	$ 356,162	$ 328,886	$ 282,746
Ratio of expenses to average net assets:
Before fee waivers	0.96%†~	0.96%	0.95%	0.94%	0.94%	1.00%
After fee waivers	0.87%†~	0.87%	0.86%	0.86%	0.86%	0.90%
Ratio of net investment income to average net assets:
Before fee waivers	0.79%†	0.65%	0.65%	0.48%	0.66%	0.68%
After fee waivers	0.88%†	0.74%	0.74%	0.56%	0.74%	0.78%
Portfolio turnover rate	11.49%‡	32.94%	35.49%	22.66%	29.21%	52.15%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
~	Includes expenses of Retail Class Shares which converted to Institutional Class Shares on December 31, 2024.
The accompanying notes are an integral part of these financial statements.

16

Scharf Multi-Asset Opportunity Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.55	$34.29	$31.16	$38.14	$34.01	$33.55
Income from investment operations:
Net investment income^	0.25	0.45	0.40	0.19	0.28	0.33
Net realized and unrealized gain/(loss) on investments and foreign currency	0.40	5.77	3.86	(3.69)	5.18	2.60
Total from investment operations	0.65	6.22	4.26	(3.50)	5.46	2.93
Less distributions:
From net investment income	(0.45)	(0.45)	(0.22)	(0.30)	(0.31)	(0.43)
From net realized gain on investments	(1.37)	(2.51)	(0.91)	(3.18)	(1.02)	(2.04)
Total distributions	(1.82)	(2.96)	(1.13)	(3.48)	(1.33)	(2.47)
Paid-in capital from redemption fees+	—	—	—	0.00^#	—	—
Net asset value, end of period	$36.38	$37.55	$34.29	$31.16	$38.14	$34.01
Total return	1.86%‡	19.29%	13.81%	−10.48%	16.46%	8.99%
Ratios/supplemental data:
Net assets, end of period (thousands)	$39,031	$39,490	$36,686	$36,772	$43,738	$40,450
Ratio of expenses to average net assets:
Before fee waivers	1.14%†	1.14%	1.23%	1.43%	1.46%	1.47%
After fee waivers	0.94%†	0.94%	0.95%	0.97%	0.97%	0.96%
Ratio of net investment income to average net assets:
Before fee waivers	1.15%†	1.07%	0.91%	0.08%	0.28%	0.50%
After fee waivers	1.35%†	1.27%	1.19%	0.54%	0.77%	1.01%
Portfolio turnover rate	8.49%‡	26.87%	28.37%	20.53%	28.67%	48.02%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

17

Scharf Multi-Asset Opportunity Fund
FINANCIAL HIGHLIGHTS
Retail Class
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.43	$34.18	$31.05	$38.02	$33.91	$33.47
Income from investment operations:
Net investment income^	0.21	0.36	0.31	0.09	0.19	0.24
Net realized and unrealized gain/(loss) on investments and foreign currency	0.39	5.76	3.85	(3.68)	5.17	2.59
Total from investment operations	0.60	6.12	4.16	(3.59)	5.36	2.83
Less distributions:
From net investment income	(0.36)	(0.36)	(0.12)	(0.20)	(0.23)	(0.35)
From net realized gain on investments	(1.37)	(2.51)	(0.91)	(3.18)	(1.02)	(2.04)
Total distributions	(1.73)	(2.87)	(1.03)	(3.38)	(1.25)	(2.39)
Paid-in capital from redemption fees+	—	—	—	0.00^#	—	0.00^#
Net asset value, end of period	$36.30	$37.43	$34.18	$31.05	$38.02	$33.91
Total return	1.74%‡	19.00%	13.51%	−10.74%	16.18%	8.68%
Ratios/supplemental data:
Net assets, end of period (thousands)	$9,942	$11,178	$10,408	$10,037	$6,805	$7,359
Ratio of expenses to average net assets:
Before fee waivers	1.40%†	1.40%	1.49%	1.69%	1.72%	1.74%
After fee waivers	1.20%†	1.20%	1.21%	1.23%	1.23%	1.23%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers	0.88%†	0.82%	0.65%	(0.20)%	0.03%	0.23%
After fee waivers	1.08%†	1.02%	0.93%	0.26%	0.52%	0.74%
Portfolio turnover rate	8.49%‡	26.87%	28.37%	20.53%	28.67%	48.02%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

18

Scharf Global Opportunity Fund
FINANCIAL HIGHLIGHTS
Institutional Class*
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.37	$31.61	$27.06	$36.25	$29.32	$29.98
Income from investment operations:
Net investment income	0.22^	0.38^	0.35^	0.32^	0.31	0.28
Net realized and unrealized gain/(loss) on investments and foreign currency	0.16	6.25	4.53	(5.98)	7.31	2.22
Total from investment operations	0.38	6.63	4.88	(5.66)	7.62	2.50
Less distributions:
From net investment income	(0.29)	(0.41)	(0.33)	(0.30)	(0.23)	(0.41)
From net realized gain on investments	(0.77)	(0.46)	—	(3.23)	(0.46)	(2.75)
Total distributions	(1.06)	(0.87)	(0.33)	(3.53)	(0.69)	(3.16)
Paid-in capital from redemption fees+	—	—	0.00^#	0.00^#	—	—
Net asset value, end of period	$36.69	$37.37	$31.61	$27.06	$36.25	$29.32
Total return	1.09%‡	21.37%	18.08%	−17.53%	26.33%	8.09%
Ratios/supplemental data:
Net assets, end of period (thousands)	$28,096	$28,619	$26,066	$20,934	$25,643	$18,706
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.31%†	1.33%	1.44%	1.66%	1.84%	1.99%
After fee waivers and expense reimbursement	0.57%†	0.57%	0.59%	0.65%	0.76%	0.70%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	0.43%†	0.34%	0.25%	(0.06)%	(0.16)%	(0.42)%
After fee waivers and expense reimbursement	1.17%†	1.10%	1.10%	0.95%	0.92%	0.87%
Portfolio turnover rate	11.27%‡	31.87%	34.13%	29.86%	37.42%	60.69%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
*	Formerly Retail Class.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

19

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011, and January 28, 2015, respectively. At the close of business on December 31, 2024, the Scharf Fund’s Retail Class shares converted to the Institutional Class shares. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012, and January 21, 2016, respectively. The Scharf Global Opportunity Fund commenced operations on October 14, 2014.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

20

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amounts of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective January 28, 2024, the Funds do not charge a redemption fee. Prior to January 28, 2024, the Scharf Fund charged a 2.00% redemption fee to shareholders who redeemed shares held for 60 days or less and the Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund each charged a 2.00% redemption fee to shareholders who redeemed shares held for 15 days or less. Such fees were retained by the Funds and accounted for as an addition to paid-in capital.

G.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
H.
Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Funds’ financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional

21

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Funds’ investment adviser, Scharf Investments, LLC (the “Adviser”), who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 13 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Fixed Income Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider

22

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities law. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At March 31, 2025, the Scharf Multi-Asset Opportunity Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at March 31, 2025.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2025:
Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$377,303,776	$—	$—	$377,303,776
Preferred Stocks	11,644,056	—	—	11,644,056
Money Market Funds	11,421,636	—	—	11,421,636
U.S. Treasury Bills	—	26,404,551	—	26,404,551
Total Investments in Securities	$400,369,468	$26,404,551	$—	$426,774,019

23

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$31,387,964	$—	$—	$31,387,964
Exchange-Traded Funds	2,863,836	—	—	2,863,836
Corporate Bonds	—	2,754,624	—	2,754,624
Municipal Bonds	—	2,685,208	—	2,685,208
Preferred Stocks	2,411,138	—	—	2,411,138
U.S. Treasury Securities	—	2,044,172	—	2,044,172
Real Estate Investment Trusts	2	—	—	2
Money Market Funds	724,401	—	—	724,401
U.S. Treasury Bills	—	3,497,618	—	3,497,618
Total Investments in Securities	$37,387,341	$10,981,622	$—	$48,368,963

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,595,754	$—	$—	$25,595,754
Preferred Stocks	1,289,225	—	—	1,289,225
Money Market Fund	1,126,947	—	—	1,126,947
Total Investments	$28,011,926	$—	$—	$28,011,926

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly. The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund pay fees calculated at an annual rate of 0.78%, 0.65%, and 0.70%, respectively, based upon the average daily net assets of each Fund. For the six months ended March 31, 2025, the advisory fees incurred by the Funds are disclosed in the statements of operations.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

Expense Caps
Scharf Fund	0.79%
Scharf Multi-Asset Opportunity Fund	0.85%
Scharf Global Opportunity Fund	0.52%

Percent of average daily net assets of each Fund.
Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.

24

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2025, the Adviser reduced its fees in the amount of $192,084, $50,613, and $104,751, for the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, respectively.
No amounts were recouped by the Adviser. The expense limitation for the Funds will remain in effect through at least January 27, 2026. The Expense Caps may be terminated only by the Board of the Trust. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Scharf Fund		Scharf Multi-Asset Opportunity Fund		Scharf Global Opportunity Fund
Year	Amount	Year	Amount	Year	Amount
9/30/25	$169,231	9/30/25	$119,799	9/30/25	$129,720
9/30/26	345,233	9/30/26	134,869	9/30/26	212,097
9/30/27	372,687	9/30/27	96,569	9/30/27	204,103
3/31/28	192,084	3/31/28	50,613	3/31/28	104,751
	$1,079,235		$401,850		$650,671

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust including the Chief Compliance Officer are employees of Fund Services. Fees paid by the Funds for these services for the six months ended March 31, 2025, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – 12B-1 DISTRIBUTION FEES
The Retail Class of the Scharf Fund and the Scharf Multi-Asset Opportunity Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. At the close of business on December 31, 2024, the Scharf Fund’s Retail Class shares converted to the Institutional Class shares. Therefore, effective January 1, 2025, the Scharf Fund was no longer a part of the plan. For the six months ended March 31, 2025, the 12b-1 fees accrued by each Fund’s Retail Class are disclosed in the statements of operations.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees up to an annual rate of 0.10% of the average daily net assets of each Fund. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2025, the shareholder servicing fees accrued by the Funds are disclosed in the statements of operations.

25

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
NOTE 7 – LINES OF CREDIT
The Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund have secured lines of credit in the amount of $20,000,000, $5,000,000, and $2,200,000, respectively. Borrowing on the line of credit for the Scharf Fund and the Scharf Multi-Opportunity Fund is limited to 33.33% of unencumbered assets. Borrowing on the line of credit for the Scharf Global Opportunity Fund is limited to the lower of 15% of portfolio market value or 33.33% of unencumbered assets. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2025, Scharf Fund and Scharf Multi-Asset Opportunity Fund did not draw upon its line of credit. During the six months ended March 31, 2025, the Scharf Global Opportunity Fund drew on its line of credit.
The Scharf Global Opportunity Fund utilized the line on one day, had an outstanding average balance of $110,000, a weighted average interest rate of 7.75%, incurred interest expense of $24, and had a maximum amount outstanding of $110,000 on December 4, 2024.
At March 31, 2025, the Funds had no outstanding loan amounts.
NOTE 8 – PURCHASES AND SALES OF SECURITIES
For the six months ended March 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Scharf Fund	$48,517,123	$96,681,785
Scharf Multi-Asset Opportunity Fund	3,950,030	7,260,969
Scharf Global Opportunity Fund	3,111,270	4,098,269

The Funds made no purchases or sales of U.S. government securities during the six months ended March 31, 2025.
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2024, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows

	Scharf Fund	Scharf Multi-Asset Opportunity Fund	Scharf Global Opportunity Fund
Cost of investments(a)	$306,748,638	$36,386,063	$20,686,762
Gross unrealized appreciation	144,489,311	13,691,187	8,177,090
Gross unrealized depreciation	(6,674,150)	(404,183)	(242,446)
Net unrealized appreciation(a)	137,815,161	13,287,004	7,934,644
Net unrealized appreciation on foreign currency	1,172	86	129
Undistributed ordinary income	2,475,683	445,792	217,298
Undistributed long-term capital gains	16,722,273	1,844,334	584,373
Total distributable earnings	19,197,956	2,290,126	801,671
Other accumulated gains/(losses)	—	57,988	245,600
Total accumulated earnings/(losses)	$157,014,289	$15,635,204	$8,982,044

(a)
The difference between book-basis and tax-basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships, tax equalization and transfer in-kind.

26

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
The tax character of distributions paid during the six months ended March 31, 2025 and the year ended September 30, 2024 was as follows:

	March 31, 2025		September 30, 2024
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Scharf Fund	$3,339,548	$16,816,753	$3,037,333	$31,099,863
Scharf Multi-Asset Opportunity Fund	577,188	1,844,336	583,831	3,379,079
Scharf Global Opportunity Fund	217,298	584,380	319,928	336,812

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax Year ended September 30, 2024.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Scharf Fund
National Financial Services LLC	34.19%
Morgan Stanley Smith Barney LLC	29.92%
Scharf Multi-Asset Opportunity Fund
Charles Schwab & Co., Inc.	85.43%
Scharf Global Opportunity Fund
Charles Schwab & Co., Inc.	55.71%

NOTE 11 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.
NOTE 12 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

27

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
•
Investment Style Risk. The Adviser follows an investing style that favors relatively low valuations. At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Small-and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Special Situations Risk. There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Scharf Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

NOTE 13 – SUBSEQUENT EVENTS
At a meeting held on March 20-21, 2025, the Board approved, subject to shareholder approval, a proposed reorganization of the Scharf Fund and the Scharf Global Opportunity Fund with and into newly created exchange-traded funds (“ETF”). As a result of the reorganizations, the Scharf Fund and the Scharf Global Opportunity Fund, which are each currently operated as a mutual fund, will each be converted into an ETF.

28

Scharf Fund
Approval of Investment Advisory Agreement (Unaudited)
Scharf Fund
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity Fund
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) on behalf of each of the Scharf Fund, Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”), and Scharf Global Opportunity Fund (the “Global Opportunity Fund”) (collectively, the “Funds” and each a “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss each Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2024 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing each Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Scharf Fund: The Board noted that the Fund underperformed the average of its Morningstar peer group for the one-, three-, five-, and ten-year periods ended June 30, 2024. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, and ten-year periods and outperformed for the five-year period, all periods ended June 30, 2024. The Board also reviewed the performance of the Fund

29

Scharf Fund
Approval of Investment Advisory Agreement (Unaudited)(Continued)
against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2024. The Board also noted that the Fund had underperformed its secondary benchmark index for the one-year period, and outperformed for the three-, five-, and ten-year periods ended June 30, 2024.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed its similarly managed account composite for the one-, three-, five-, and ten-year periods ended June 30, 2024.
Multi-Asset Fund: The Board noted that the Fund underperformed its Morningstar peer group average for the one-year period and outperformed for the three-, five-, and ten-year periods ended June 30, 2024. The Board also noted that the Fund underperformed the average of its Cohort for the one-, and three-year periods, and outperformed for the five-, and ten-year periods, all periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board noted that the Fund outperformed its secondary benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2024. The Board also noted that the Fund underperformed its tertiary benchmark index for the one-year period and outperformed for the three-, five-, and ten-year periods ended June 30, 2024.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-, and five-year periods, and underperformed for the three-, and ten-year periods, all periods ended June 30, 2024.
Global Opportunity Fund: The Board noted that the Fund underperformed the average of the Morningstar peer group for the one- and three-year periods and outperformed for the five-year period, all periods ended June 30, 2024. The Board further noted that the Fund underperformed the average of the Cohort for the one-, three-, and five-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three, and five-year periods ended June 30, 2024.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three- and five-year periods ended June 30, 2024.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort and to the Adviser’s similarly managed separate accounts for other types of clients, if applicable, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board considered the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Scharf Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.79% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board considered that the Fund’s contractual management fee and net expense ratio was above the average and the median of the Cohort. The Board considered that the management fee charged to the Fund was higher than or lower than the advisory fee charged to by the Adviser to its separately managed account clients depending on the asset level, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.
Multi-Asset Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.85% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s contractual management fee was at the median and above the average of the Cohort, and the net expense ratio was above the median and at the average of the Cohort. The Board

30

Scharf Fund
Approval of Investment Advisory Agreement (Unaudited)(Continued)
considered that the management fee charged to the Fund was higher than or lower than the advisory fee charged to by the Adviser to its separately managed account clients depending on the asset level, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.
Global Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.52% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board considered that the contractual management fee and net expense ratio of the Fund were below the Cohort median and average. The Board considered the differences in fees for the Adviser’s similarly managed account, noting it is a UCIT and is subject to different regulatory requirements.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. In this regard, the Board noted that the Adviser contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from Retail Class shares of the Funds. The Board also considered that the Funds utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Scharf Fund, Multi-Asset Fund, and Global Opportunity Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of each Fund and its shareholders.

31

Scharf Fund
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

32

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/4/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	6/4/2025

* Print the name and title of each signing officer under his or her signature.